Short Term Investments	12 Months Ended
Jun. 30, 2024
Disclosure Of Short Term Investments [Abstract]
Short Term Investments
NOTE 9. SHORT-TERM INVESTMENTS

Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Term Deposits	20,086,308	—
	20,086,308	—

The above
 short-term investments are held in AUD. Term deposits are presented as short-term investments if they have a maturity of
6
to
12
months from the date of acquisition. The interest rates on these deposits range from
5.00
% to
5.41
 % in financial year 2024.